LONG TERM LOAN	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
LONG TERM LOAN

NOTE 12 – LONG TERM LOAN

	As of December 31,
	2022	2021
Loan from a third party	$-	$1,000,000
Total	$-	$1,000,000

On July 19, 2016, GWN entered into a loan agreement with Thalesco Eurotronics Pte Ltd. (“Thalesco”) and obtained a loan facility in the amount of $2,000,000 with original maturity date on July 30, 2017, and renewed until July 30, 2020, to finance the drilling of one well in Kruh Block. On June 3, 2019, the loan was further extended until May 22, 2023. The loan bears an interest rate of 1.5% per annum.

On August 25, 2020, the Company repaid $1,000,000 principal sum to Thalesco and on October 12, 2022, made repayment of the remaining $1,000,000 principal sum.

The interest expense related to the loan is recorded in the other income (expenses), net in the consolidated statement of operations and comprehensive loss, and unpaid interest is recorded in the consolidated balance sheets under accrued expenses. The Company has recorded interest expenses of $15,972, $15,000, and $24,380 for the years ended December 31, 2022, 2021 and 2020, respectively.